Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Jun. 30, 2012
Accounting Changes and Error Corrections [Abstract]
Restatement Of Previously Issued Financial Statements [Table Text Block]

The following tables summarize the adjustments made to the previously reported balance sheet, statements of operations and statements of cash flows:

June 30, 2012

Selected balance sheet information

	As Previously Reported	Effect of Restatement	As Restated

Warrant liability	$-	$7,330,000	$7,330,000
Total liabilities	2,431,398	7,330,000	9,761,398

Ordinary shares, subject to possible redemption	73,106,491	(7,330,000)	65,776,491

Ordinary shares	2,436,699	2,563,305	5,000,004
Additional paid-in capital	3,125,000	(3,125,000)	-
Deficit accumulated during the development stage	(561,695)	561,695	-
Total shareholders' equity	5,000,004	-	5,000,004

Total liabilities and shareholders' equity	$80,537,893	$-	$80,537,893

For the Four Months Ended June 30, 2012

Selected statement of operations information

	As Previously Reported	Effect of Restatement	As Restated

Other income / (expense):
Change in fair value of warrant liability	$-	$855,167	$855,167

Net income / (loss) attributable to ordinary shares not subject to possible redemption	$(164,042)	$855,167	$691,125

Weighted average number of ordinary shares outstanding, excluding shares subject to possible redemption - basic and diluted	2,738,347	793,411	3,531,758

Net income / (loss) per ordinary share, excluding shares subject to possible redemption - basic and diluted	$(0.06)	$0.26	$0.20

Selected cash flow information

	As Previously Reported	Effect of Restatement	As Restated
Operating activities:
Net income (loss)	$(164,042)	$855,167	$691,125
Gain on change in fair value of warrant liability	$-	$(855,167)	$(855,167)

For the Period from March 11, 2011 (date of inception) to June 30, 2012

Selected statement of operations information

	As Previously Reported	Effect of Restatement	As Restated

Other income / (expense):
Change in fair value of warrant liability	$-	$1,832,500	$1,832,500

Net income / (loss) attributable to ordinary shares not subject to possible redemption	$(561,695)	$1,832,500	$1,270,805

Weighted average number of ordinary shares outstanding, excluding shares subject to possible redemption - basic and diluted	2,508,199	642,865	3,151,064

Net income / loss per ordinary share, excluding shares subject to possible redemption - basic and diluted	$(0.22)	$0.63	$0.40

Selected cash flow information

	As Previously Reported	Effect of Restatement	As Restated
Operating activities:
Net income (loss)	$(561,695)	$1,832,500	$1,270,805
Gain on change in fair value of warrant liability	$-	$(1,832,500)	$(1,832,500)

Supplemental disclosure of non-cash financing activities:
Adjustment for warrant liability in connection with the Public Offering	$-	$9,162,500	$9,162,500